Consolidated statements of comprehensive income (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Comprehensive income (CHF million)
Net income	1,164	1,381	820	2,545	1,034
Gains/(losses) on cash flow hedges	(15)	2	(4)	(13)	10
Foreign currency translation	(166)	927	1,115	761	(2)
Unrealized gains/(losses) on securities	(14)	(7)	(47)	(21)	137
Actuarial gains/(losses)	81	70	46	151	119
Net prior service cost	(31)	(27)	(14)	(58)	(36)
Other comprehensive income/(loss), net of tax	(145)	965	1,096	820	228
Comprehensive income/(loss)	1,019	2,346	1,916	3,365	1,262
Comprehensive income/(loss) attributable to noncontrolling interests	110	205	217	315	208
Comprehensive income/(loss) attributable to shareholders	909	2,141	1,699	3,050	1,054